Acquisitions and disposals	9 Months Ended
Sep. 30, 2025
Business Acquisitions [Abstract]
Acquisitions and disposals	Acquisitions and disposals
Acquisitions and disposals
Swap with Petoro in the Haltenbanken area
On 1 January 2025, Equinor closed a transaction with Petoro to swap ownership interests in the Haltenbanken area. Equinor increased its ownership interests primarily in the Heidrun field (from 13.0% to 34.4%) and reduced its interests primarily in the Tyrihans field (from 58.8% to 36.3%) and the Johan Castberg field (from 50.0% to 46.3%).
No cash consideration was involved. The purpose of the transaction was to align ownership interests in the licenses to maximise resource utilisation. The assets acquired and liabilities assumed were recognised in accordance with the principles in IFRS 3 Business Combinations within the E&P Norway segment, mainly as property, plant, and equipment (USD 610 million), goodwill (USD 476 million) and deferred tax liability (USD 381 million). The swap resulted in a gain of USD 491 million, reported as Other Income in the Consolidated statement of income.
Held for sale
Joint venture agreement with Shell in the UK
On 5 December 2024, Equinor and Shell agreed to merge their UK upstream businesses and establish a joint venture, later named Adura. The parties will hold a 50% equity interest each. Selected UK North Sea upstream fields, associated licenses and infrastructure will be transferred by both parties to Adura, including Equinor’s interests in Rosebank, Mariner and Buzzard. The joint venture will be accounted for under the equity method upon completion of the transaction. The majority of the required approvals are obtained, and completion is expected by the end of 2025. The net assets classified as held for sale have been measured at fair value at the end of the third quarter, leading to an impairment of USD 650 million mainly due to an update of expected future commodity price assumptions. As of 30 September 2025, assets held for sale amounted to USD 7,291 million and liabilities directly associated with the assets held for sale amounted to USD 768 million. Equinor’s UK upstream business is part of the E&P International segment.
Agreement to sell all interests in the Peregrino field in Brazil
On 1 May 2025, Equinor entered into agreements with Prio Tigris Ltda., a subsidiary of PRIO SA, to sell its 60%
operating interest in the Peregrino field in Brazil as part of the ongoing optimisation of Equinor’s international upstream portfolio. The agreements, one for the sale of a 40% interest and transfer of operatorship of Peregrino, and the second for the sale of the remaining 20% interest, are subject to regulatory and legal approvals.
Completion of the transactions is expected within the first half of 2026. As of 30 September 2025, assets held for sale amounted to USD 3,413 million, and liabilities directly associated with the assets held for sale amounted to
USD 717 million. The interests are part of the E&P International segment.